Revenue from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2024
Disaggregation of Revenue [Abstract]
Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Three months ended March 31,
	2024	2023
Mobile	$60,437	$63,330
Web	27,706	14,266

Total	$88,143	$77,596

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended March 31,
	2024	2023
U.S. (1)	$70,193	$68,203
International	17,950	9,393

Total	$88,143	$77,596

(1)	Geographic location is presented as being derived from the U.S. when data is not available.

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of March 31,	As of December 31,
	2024	2023
Contract assets (1)	$723	$756
Contract liabilities	2,409	2,520

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.